INCOME TAX CREDIT (Schedule of Overseas Tax Jurisdictions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective tax rate
Profit/(Loss) before taxation - continuing operations	$ 751	$ (6,633)	$ (29,997)
As a percentage of loss before tax:
Current tax %	28.63%	(6.83%)	(0.55%)
Total (current and deferred) %	(23.70%)	(9.35%)	(3.36%)